Income Taxes (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Current:
U.S. federal	$ 24,000			$ 119,000
State and local
Total income tax provision	24,000			119,000
Deferred:
U.S. federal	(115,000)	(264,000)	(238,000)	(648,000)
State and local		(86,000)	(78,000)	78,000
Total income tax provision	(115,000)	(350,000)	(316,000)	(570,000)
Change in valuation allowance	115,000	350,000	316,000	570,000
Provision for income taxes	$ 24,000			$ 119,000